Schedule of investments
Delaware Emerging Markets Fund	February 28, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.51%Δ
Argentina − 0.51%
Cablevision Holding GDR	443,972	$ 1,227,149
Cresud ADR	1,624,384	12,410,294
Grupo Clarin GDR Class B 144A #, †	131,213	149,691
IRSA Inversiones y Representaciones ADR	1,474,962	9,926,494
		23,713,628
Australia − 0.32%
Rio Tinto ADR	166,832	11,633,195
Woodside Energy Group ADR	137,332	3,341,288
		14,974,483
Bahrain − 0.08%
Aluminium Bahrain GDR 144A #	221,400	3,552,961
		3,552,961
Brazil − 4.99%
Atacadao	500,000	1,286,422
Banco Bradesco ADR	18,000,000	45,540,000
Banco Santander Brasil ADR	3,051,128	16,659,159
BRF ADR †	6,850,000	8,083,000
Centrais Eletricas Brasileiras ADR	989,541	6,501,284
Embraer ADR †	420,704	5,342,941
Itau Unibanco Holding ADR	6,252,439	30,074,232
Rumo	1,905,351	6,543,508
Telefonica Brasil ADR	2,050,000	15,272,500
TIM ADR	1,244,820	14,601,739
Vale ADR	5,000,000	81,700,000
XP Class A †	211,715	2,629,500
		234,234,285
Chile − 1.65%
Cia Cervecerias Unidas ADR	410,528	6,231,815
Sociedad Quimica y Minera de Chile ADR	800,000	71,000,000
		77,231,815
China − 30.37%
Alibaba Group Holding †	2,300,000	25,345,886
Alibaba Group Holding ADR †	1,940,000	170,312,600
ANTA Sports Products	2,317,600	30,529,702
Baidu ADR †	420,000	57,829,800
BeiGene †	1,615,700	27,479,291
China Petroleum & Chemical Class H	30,000,000	15,326,012
China Tower Class H 144A #	30,000,000	3,248,656
DiDi Global ADR †	1,278,300	5,087,634
NQ-019 [2/23] 04/23 (2832195)    1

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Full Truck Alliance ADR †	1,800,000	$ 12,600,000
Guangshen Railway Class H †	11,000,000	1,891,864
Hengan International Group	2,000,000	9,198,155
iQIYI ADR †	1,400,000	10,822,000
JD.com Class A	226,190	5,005,377
JD.com ADR	3,080,000	136,875,200
Joinn Laboratories China Class H 144A #	85,848	371,854
Kangji Medical Holdings	3,000	3,669
Kunlun Energy	21,000,000	16,801,284
Kweichow Moutai Class A	700,000	182,957,893
New Oriental Education & Technology Group ADR †	700,000	27,104,000
PetroChina Class H	18,000,000	9,218,539
Ping An Insurance Group Co. of China Class H	4,000,000	27,161,312
Sohu.com ADR †	2,219,642	31,785,274
Sun Art Retail Group	15,079,500	5,475,141
TAL Education Group ADR †	1,030,000	7,240,900
Tencent Holdings	5,000,000	218,870,232
Tencent Music Entertainment Group ADR †	950,000	7,163,000
Tianjin Development Holdings	15,885,550	3,217,829
Tingyi Cayman Islands Holding	13,000,000	21,000,331
Trip.com Group ADR †	582,400	20,704,320
Tsingtao Brewery Class H	7,000,000	69,024,384
Uni-President China Holdings	31,186,000	27,334,533
Weibo ADR †	1,381,100	28,561,148
Wuliangye Yibin Class A	7,000,000	206,205,147
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	2,124,746
		1,423,877,713
China/Hong Kong − 0.18%
Meituan Class B 144A #, †	500,000	8,669,452
		8,669,452
Hong Kong − 0.25%
Vinda International Holdings	4,300,000	11,832,752
		11,832,752
India − 13.13%
Aurobindo Pharma	1,500,000	8,396,589
Glenmark Pharmaceuticals	1,167,988	6,057,699
HCL Technologies	2,800,000	36,498,987
Indiabulls Real Estate GDR †	102,021	71,085
Infosys	2,640,000	47,505,150
Lupin	2,500,000	19,936,795
2    NQ-019 [2/23] 04/23 (2832195)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Reliance Industries	10,500,000	$ 294,998,337
Reliance Industries GDR 144A #	2,340,879	130,386,960
Tata Chemicals	1,866,909	22,018,765
Tata Consultancy Services	200,000	8,014,879
Tata Consumer Products	2,128,276	18,415,409
United Breweries	1,000,000	17,502,646
Zee Entertainment Enterprises	2,530,000	5,986,246
		615,789,547
Indonesia − 1.64%
Astra Agro Lestari	9,132,500	4,970,475
Astra International	180,000,000	72,000,000
		76,970,475
Malaysia − 0.02%
UEM Sunrise †	17,000,000	984,958
		984,958
Mexico − 5.38%
America Movil ADR Class L	1,369,199	28,178,115
Banco Santander Mexico ADR	8,042,900	53,404,856
Cemex ADR †	4,300,000	21,414,000
Coca-Cola Femsa ADR	300,000	21,603,000
Fomento Economico Mexicano ADR	688,329	63,271,202
Grupo Financiero Banorte Class O	4,000,000	33,860,028
Grupo Televisa ADR	6,017,000	29,844,320
Sitios Latinoamerica †	1,369,199	553,771
		252,129,292
Peru − 0.52%
Cia de Minas Buenaventura ADR	3,217,400	24,387,892
		24,387,892
Republic of Korea − 18.88%
Kakao	200,000	9,431,325
Kakaopay †	100,000	4,738,334
KB Financial Group ADR	245,928	9,475,606
LG Uplus	2,403,542	20,107,470
Lotte	300,000	6,948,800
Lotte Chilsung Beverage	44,000	5,566,295
Lotte Confectionery	60,000	5,450,217
Samsung Electronics	5,200,000	238,140,941
Samsung Life Insurance	360,939	18,575,436
Shinhan Financial Group	300,000	8,807,860
NQ-019 [2/23] 04/23 (2832195)    3

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
SK Hynix	3,490,000	$ 235,787,644
SK Square †	6,382,000	184,961,043
SK Telecom	2,175,168	74,217,899
SK Telecom ADR	3,312,676	63,040,224
		885,249,094
Russia − 0.01%
EL5-ENERO PJSC =, †	1,058,050	0
Etalon Group GDR 144A #, =, †	1,616,300	0
Gazprom PJSC =	29,200,000	0
LUKOIL PJSC =	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =, †	3,200,000	0
Sberbank of Russia PJSC =, †	12,000,000	0
Surgutneftegas PJSC ADR =	2,014,441	0
T Plus PJSC =	36,096	0
VEON ADR †	732,264	516,393
VK GDR =, †	551,200	0
Yandex Class A =, †	920,000	0
		516,393
South Africa − 0.34%
Naspers Class N	86,398	15,322,767
Sun International	364,166	669,637
		15,992,404
Taiwan − 16.21%
FIT Hon Teng 144A #, †	38,000,000	10,117,971
MediaTek	10,092,000	236,950,379
Taiwan Semiconductor Manufacturing	31,000,000	512,860,764
		759,929,114
Turkey − 1.30%
Akbank	19,500,000	18,069,897
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	128,390
Turk Telekomunikasyon	951,192	906,617
Turkcell Iletisim Hizmetleri	2,427,827	4,103,587
Turkcell Iletisim Hizmetleri ADR	4,449,485	18,598,847
Turkiye Sise ve Cam Fabrikalari	7,651,443	19,123,543
		60,930,881
United Kingdom − 0.07%
Griffin Mining †	3,056,187	3,187,209
		3,187,209
4    NQ-019 [2/23] 04/23 (2832195)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States − 1.66%
Intel	800,000	$ 19,944,000
Micron Technology	1,000,000	57,820,000
		77,764,000
Total Common Stocks (cost $4,883,716,967)		4,571,918,348

Preferred Stocks – 1.75%
Brazil − 0.73%
Braskem Class A ω	1,470,000	5,727,874
Petroleo Brasileiro ADR 44.73% ω	2,500,000	24,400,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A ω	3,235,733	4,202,692
		34,330,566
Republic of Korea − 1.02%
Samsung Electronics ω	1,183,100	47,744,221
		47,744,221
Russia − 0.00%
Transneft PJSC =, ω	12,000	0
		0
Total Preferred Stocks (cost $66,489,867)		82,074,787

Rights – 0.02%
Brazil − 0.02%
AES Brasil Energia	518,861	983,125
Total Rights (cost $1,572,319)		983,125

Warrants – 0.02%
Argentina − 0.02%
IRSA Inversiones y Representaciones, exercise price $0.23, expiration date 3/5/26 †	1,637,840	687,975
Total Warrants (cost $0)		687,975

Exchange-Traded Fund – 0.22%
iShares MSCI Turkey ETF	290,275	10,298,957
Total Exchange-Traded Fund (cost $13,207,352)		10,298,957

NQ-019 [2/23] 04/23 (2832195)    5

Schedule of investments
Delaware Emerging Markets Fund   (Unaudited)
	Number ofshares	Value (US $)

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	$ 0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,056)		0

Short-Term Investments – 0.97%
Money Market Mutual Funds – 0.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.42%)	11,423,925	11,423,925
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.46%)	11,423,925	11,423,925
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.57%)	11,423,925	11,423,925
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	11,423,925	11,423,925
Total Short-Term Investments (cost $45,695,700)		45,695,700
Total Value of Securities−100.49% (cost $5,019,241,261)		4,711,658,892
Liabilities Net of Receivables and Other Assets — (0.49%)		(22,946,377)
Net Assets Applicable to 267,219,864 Shares Outstanding — 100.00%	$4,688,712,515
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $158,622,291, which represents 3.20% of the Fund's net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
6    NQ-019 [2/23] 04/23 (2832195)

(Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
NQ-019 [2/23] 04/23 (2832195)    7